Exhibit 99.1

Independent Accountants’ Agreed‑Upon Procedures Report

ExteNet Systems, LLC (the “Company”)
Barclays Capital Inc. (the “Structuring Agent”)
Deutsche Bank Securities Inc.
TD Securities (USA) LLC
Regions Securities LLC
BofA Securities, Inc.
First Citizens Capital Securities, LLC
ING Financial Markets LLC
Truist Securities, Inc.
CIBC World Markets Corp.
(together, the “Specified Parties”)

Re: ExteNet Issuer, LLC, Secured Distributed Network Revenue Notes, Series 2025-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Extenet 2025-1 Data Tape_v14.xlsx” (the “Data File”) provided by the Company on May 5, 2025, containing information on 28,297 distributed network systems (“DNS”) projects (the “DNS Projects”) which comprise 245 unique DNS as of December 31, 2024 (the “Cut Off Date”), which we were informed are intended to be included as collateral in the offering by ExteNet Issuer, LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, number of months, and dates were within $1.00, 0.1%, 1 month, and 1 day, respectively.

•
The term “Contract Documents” means the lease agreement and license agreement provided by the Company for each of the Sample DNS Projects (defined below). The Contract Documents were represented by the Company to be either the original Contract Documents or a copy of the original Contract Documents. We make no representation regarding the validity or accuracy of these documents or the execution of the documents by the obligor.

•
The term “Asset System Screenshots” means an electronic data file entitled “KPMG Sample Screenshots V4.xlsx” provided by the Company on May 7, 2025, containing supporting documentation from the Company’s asset system for the following specified attributes for each of the Sample DNS Projects: ID_Project, AccountName, Adjusted Status Activity, Desc_State, Date_Contract Act, Q_Cash Esc MRR, Q_Esc Rate, Desc_Renewal Periods, Renewal Duration, Date_Rev Commencement, Date_Online, Desc_Term Yrs (PT), Desc_Term Mos (MAS), Date_Contract, and Date_Contract Fcst.

•
The term “Mapping Information” means an electronic data file entitled “KPMG Mapping File.xlsx” provided by the Company on April 25, 2025, containing mapping information for the following specified attributes for each of the Sample DNS Projects: Unique ID, Parent Account, and Decom Date.

•
The term “Tenant Rating Support” means an electronic data file entitled “Extenet 2025-1 Credit Ratings KPMG v(4.30.25).xlsx” provided by the Structuring Agent on April 30, 2025, on behalf of the Company, containing tenant rating information for each Sample DNS Project’s parent account.

•	The term “Support Information Files” means the following email messages and electronic data file provided by the Company containing information on attributes Q_Cash Esc MRR and Adj. BED:

a)	“RE External RE Extenet 2025-1 EXTERNAL Tape to File Procedures.msg” provided on May 7, 2025,

b)	“ExteNet 2025-1 Initial Variances List v4 Extenet Comments with Support.xlsx” provided on May 8, 2025, and

c)	“RE External Extenet 2025-1 EXTERNAL Tape to File Procedures.msg” provided on May 8, 2025.

•	The term “Source Documents” means the Contract Documents, Asset System Screenshots, Mapping Information, Tenant Rating Support, and Support Information Files.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform are as follows:

A.
The Structuring Agent, on behalf of the Company, randomly selected a sample of 100 DNS Projects from the Data File (the “Sample DNS Projects”). For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of DNS Projects randomly selected by the Structuring Agent from the Data File.

B.
For each Sample DNS Project, we compared or recomputed the specified attributes in the Data File listed in Exhibit A to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable, listed in Exhibit A. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

We found such information to be in agreement.

2

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the DNS Projects, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the DNS Projects to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such DNS Projects being securitized, (iii) the compliance of the originator of the DNS Projects with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the DNS Projects that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP
Irvine, California
 June 2, 2025

3

Exhibit A

Attribute	Source Documents / Instructions
ID_Project	Contract Documents, Asset System Screenshots
Unique ID	Mapping Information
AccountName	Contract Documents, Asset System Screenshots
Parent Account	Mapping Information
Adjusted Status Activity	Contract Documents, Asset System Screenshots
Desc_State	Contract Documents, Asset System Screenshots
Date_Contract Act	Contract Documents, Asset System Screenshots
Q_Cash Esc MRR	Contract Documents, Asset System Screenshots, Support Information Files
Q_Esc Rate	Contract Documents, Asset System Screenshots
Current Term
Use the minimum of the following:
(i)   If Current Renewal # = 0, Initial End Date
If Current Renewal # = 1, 1st Renewal End Date
If Current Renewal # = 2, 2nd Renewal End Date
If Current Renewal # = 3, 3rd Renewal End Date,
or
(ii)  Adj. BED

Fully extended end date	Use the maximum of the following: (i) Initial End Date (ii) 1st Renewal End Date (iii) 2nd Renewal End Date (iv) 3rd Renewal End Date
Desc_Renewal Periods	Contract Documents, Asset System Screenshots
Renewal Duration	Contract Documents, Asset System Screenshots
Date_Rev Commencement	Contract Documents, Asset System Screenshots For Sample DNS Projects for which Date_Rev Commencement value is not populated, compare to Asset System Screenshots showing a value of “NULL.”

Attribute	Source Documents / Instructions
Date_Online	Contract Documents, Asset System Screenshots
Desc_Term Yrs (PT)	Contract Documents, Asset System Screenshots
Decom Date	Mapping Information
Tenant Rating	Tenant Rating Support
Current Renewal #
(i)   For Sample DNS Projects for which the Initial End Date is greater than or equal to the Cut Off Date, assume the Current Renewal # to be 0
(ii)  For Sample DNS Projects for which the Cut Off Date is greater than the Initial End Date and is less than the 1st Renewal Date, assume the Current Renewal # to be 1
(iii) For Sample DNS Projects for which the Cut Off Date is greater than the Initial End Date and is less than the 2nd Renewal Date, assume the Current Renewal # to be 2
(iv) For Sample DNS Projects for which the Cut Off Date is greater than the 3rd Renewal Date, assume the Current Renewal # to be 4

Number of Renewals	Desc_Renewal Periods except where the value is -1. For Sample DNS Projects for which the Desc_Renewal Periods value is -1, assume the Number of Renewals to be 2.
1st Renewal End Date	Recompute using the following methodology: (i) If Number of Renewals is greater than 0, Initial End Date + Renewal Duration, else (ii) Initial End Date
2nd Renewal End Date	Recompute using the following methodology: (i) If Number of Renewals is greater than 1, 1st Renewal End Date + Renewal Duration, else (ii) 1st Renewal End Date
3rd Renewal End Date	Recompute using the following methodology: (i) If Number of Renewals is greater than 2, 2nd Renewal End Date + Renewal Duration, else (ii) 2nd Renewal End Date

Attribute	Source Documents / Instructions
Desc_Term Mos (MAS)	Contract Documents, Asset System Screenshots
Initial Term (m)
(i)   If Desc_Term Yrs (PT) is greater than zero, assume value to be Desc_Term Yrs (PT), else
(ii)  If Desc_Term Mos (MAS) is greater than zero, assume value to be Desc_Term Mos (MAS), else
(iii) 120 months

Initial End Date
Recompute using the following methodology:
Start Date + Initial Term (m) - 1 day
Where Start Date is the first available date in the following hierarchy:
(i)   Date_Rev Commencement
(ii)  Date_Online
(iii) Date_Contract Act
(iv)  Date_Contract
(v)  Date Contract_Fcst
(vi) Cut Off Date

Date_Contract	Contract Documents, Asset System Screenshots For Sample DNS Projects for which Date_Contract value is not populated, compare to Asset System Screenshots showing a value of “NULL.”
Date_Contract Fcst
Contract Documents, Asset System Screenshots

For Sample DNS Projects for which Date_Contract Fcst value is not populated, compare to Asset System Screenshots showing a value of “NULL.”

If Asset System Screenshots show “12/31/1899” assume a value of “NULL.”

Adj. BED	Support Information Files